Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business						Global Markets Business Group	Other	Total
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total
	(in billions)
Fiscal year ended March 31, 2019:
Net revenue:	¥1,502.5	¥569.6	¥417.4	¥682.0	¥203.0	¥3,374.5	¥436.0	¥(11.4)	¥3,799.1
BK and TB (1) :	718.9	436.9	279.2	(1.3)	93.2	1,526.9	259.8	74.3	1,861.0
Net interest income	458.2	175.8	120.6	(1.3)	—	753.3	201.1	190.8	1,145.2
Net fees	229.8	202.9	158.0	—	93.2	683.9	(16.6)	(46.4)	620.9
Other	30.9	58.2	0.6	—	—	89.7	75.3	(70.1)	94.9
Other than BK and TB	783.6	132.7	138.2	683.3	109.8	1,847.6	176.2	(85.7)	1,938.1
Operating expenses	1,220.9	319.5	254.9	477.8	124.6	2,397.7	226.0	103.1	2,726.8

Operating profit (loss)	¥281.6	¥250.1	¥162.5	¥204.2	¥78.4	¥976.8	¥210.0	¥(114.5)	¥1,072.3

Fiscal year ended March 31, 2020:
Net revenue:	¥1,485.5	¥572.7	¥402.2	¥795.4	¥243.0	¥3,498.8	¥536.0	¥19.8	¥4,054.6
BK and TB (1) :	706.6	439.1	287.1	(0.4)	94.6	1,527.0	319.3	31.9	1,878.2
Net interest incom e	444.4	185.7	121.4	0.4	2.5	754.4	129.5	46.4	930.3
Net fees	231.8	203.2	148.1	—	92.2	675.3	(14.8)	(55.1)	605.4
Other	30.4	50.2	17.6	(0.8)	(0.1)	97.3	204.6	40.6	342.5
Other than BK and TB	778.9	133.6	115.1	795.8	148.4	1,971.8	216.7	(12.1)	2,176.4
Operating expenses	1,195.9	324.4	260.8	564.3	171.7	2,517.1	233.2	129.3	2,879.6

Operating profit (loss)	¥289.6	¥248.3	¥141.4	¥231.1	¥71.3	¥981.7	¥302.8	¥(109.5)	¥1,175.0

Fiscal year ended March 31, 2021:
Net revenue:	¥1,389.4	¥559.9	¥426.3	¥783.2	¥293.5	¥3,452.3	¥634.8	¥(4.8)	¥4,082.3
BK and TB (1) :	645.1	448.8	269.3	0.8	99.4	1,463.4	389.0	30.4	1,882.8
Net interest income	405.2	183.8	133.2	1.5	5.5	729.2	213.1	34.1	976.4
Net fees	216.4	216.8	150.2	—	94.0	677.4	(4.3)	(66.8)	606.3
Other	23.5	48.2	(14.1)	(0.7)	(0.1)	56.8	180.2	63.1	300.1
Other than BK and TB	744.3	111.1	157.0	782.4	194.1	1,988.9	245.8	(35.2)	2,199.5
Operating expenses	1,130.4	319.3	269.8	509.0	210.1	2,438.6	234.0	161.1	2,833.7

Operating profit (loss)	¥259.0	¥240.6	¥156.5	¥274.2	¥83.4	¥1,013.7	¥400.8	¥(165.9)	¥1,248.6

Note:
(1)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2019	2020	2021
	(in billions)
Operating profit:	¥1,072	¥1,175	¥1,249
Provision for credit losses	(34)	(322)	(484)
Trading account profits (losses)—net	182	920	(678)
Equity investment securities gains (losses)—net	(305)	(618)	1,480
Debt investment securities losses—net	(3)	(403)	(129)
Foreign exchange gains (losses)—net	47	(145)	9
Equity in earnings of equity method investees—net	210	283	356
Impairment of goodwill	—	(384)	(148)
Impairment of intangible assets	(118)	(4)	(22)
Reversal of (provision for) off-balance sheet credit instruments	(38)	62	57
Other—net	(142)	(131)	(82)

Income before income tax expense	¥871	¥433	¥1,608